Note 9 - Term Loans Payable	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of short-term loans payable [text block]
9.	TERM LOANS PAYABLE

	March 31, 2026	March 31, 2025

Non-related party loan payable on demand, no fixed term	$-	$5,000
Secured Loan payable on October 4, 2025, revised to 9% per annum (see below)	-	516,368

Total term loans payable	$-	$521,368

During the year ended March 31, 2023, the Company entered into a loan agreement with a related party to borrow $1,145,520, inclusive of a prior advance of $145,520 (collectively, the “Loan”), included in short-term loans payable, with Jason Barnard, CEO, and Christina Barnard, COO, of the Company. The terms of the Loan have been amended several times, as detailed below:

Initial Terms ( May 10, 2022): Interest rate of 8.35% per annum, payable monthly, with a maturity date of May 10, 2023.

Amendment 1 ( May 1, 2023): The interest rate was increased to 11.35% per annum. The maturity date was extended to May 10, 2024.

Amendment 2 ( April 26, 2024): The maturity date was extended to May 10, 2025.

Amendment 3 ( October 4, 2024): The Loan was revised to exclude the newly optioned Denison properties as collateral, and the interest rate was reduced to 9% per annum, effective through to October 4, 2025.

The Company incurred $14,993 (2025 - $96,768, 2024 - $126,606) in interest and paid the outstanding balance in full including accrued interest during the year ended March 31, 2026.